Long-Term Debt	9 Months Ended
Sep. 30, 2018
Debt Disclosure [Abstract]
Long-Term Debt
Long-Term Debt

	September 30, 2018	December 31, 2017
	$	$
U.S. Dollar-denominated Revolving Credit Facilities due through 2022	560,938	629,667
U.S. Dollar-denominated Term Loans due through 2030	1,433,398	1,623,440
U.S. Dollar-denominated Term Loan due through 2021	58,255	85,574
U.S. Dollar Non-Public Bonds due through 2024	849,868	162,659
U.S. Dollar Bonds due through 2022	324,816	550,000
Norwegian Kroner Bonds due through 2019	10,547	121,889
Total principal	3,237,822	3,173,229
Less debt issuance costs and other	(47,981)	(49,501)
Total debt	3,189,841	3,123,728
Less current portion	(556,498)	(589,767)
Long-term portion	2,633,343	2,533,961

As at September 30, 2018, the Partnership had two revolving credit facilities (December 31, 2017 - three), which, as at such date, provided for total borrowings of up to $560.9 million (December 31, 2017 - $629.7 million), and were fully drawn (December 31, 2017 - fully drawn). The total amount available under the revolving credit facilities reduces by $37.8 million (remainder of 2018), $148.1 million (2019), $100.0 million (2020), $100.0 million (2021), and $175.0 million (2022). One revolving credit facility is guaranteed by the Partnership for all outstanding amounts and contains covenants that require the Partnership to maintain a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) in an amount equal to the greater of $75.0 million and 5.0% of the Partnership’s total consolidated debt. The other revolving credit facility is guaranteed by subsidiaries of the Partnership, and contains covenants that require Teekay Shuttle Tankers L.L.C. (a wholly-owned subsidiary of the Partnership which was formed during 2017 to hold the Partnership’s shuttle tanker fleet) to maintain a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) in an amount equal to the greater of $35.0 million and 5.0% of Teekay Shuttle Tankers L.L.C.'s total consolidated debt, a minimum ratio of 12 months' historical EBITDA relative to total interest expense and installments of 1.20 times and a net debt to total capitalization ratio no greater than 75.0%. The revolving credit facilities are collateralized by first-priority mortgages granted on 20 of the Partnership’s vessels, together with other related security.

As at September 30, 2018, the Partnership had term loans outstanding for three shuttle tankers, two FSO units, three FPSO units, ten towing and offshore installation vessels, and for the Arendal Spirit UMS, which totaled $1.4 billion in the aggregate. The term loans reduce over time with quarterly or semi-annual payments. These term loans have varying maturities through 2030 and are collateralized by first-priority mortgages on the vessels to which the loans relate, together with other related security. As at September 30, 2018, the Partnership or a subsidiary of the Partnership had guaranteed all of these term loans.

As at September 30, 2018, two of the Partnership’s 50%-owned subsidiaries had one outstanding term loan (December 31, 2017 - three), which totaled $58.3 million (December 31, 2017 - $85.6 million). The term loan reduces over time with quarterly payments and matures in 2021. The term loan is collateralized by first-priority mortgages on the two shuttle tankers to which the loan relates, together with other related security. As at September 30, 2018, a subsidiary of the Partnership guaranteed $29.1 million of the term loan, which represents its 50% share of the outstanding term loan, and the other owner had guaranteed the remaining $29.1 million of the term loan.

Interest payments on the revolving credit facilities and the term loans are based on LIBOR plus margins, except for $80.9 million of one tranche of the term loan for the ALP Maritime Services (or ALP) newbuilding towing and offshore installation vessels, which is fixed at 2.93%. At September 30, 2018, the margins ranged between 0.90% and 4.30% (December 31, 2017 - 0.90% and 3.75%). The weighted-average interest rate on the Partnership’s U.S. Dollar variable rate long-term debt as at September 30, 2018 was 4.8% (December 31, 2017 - 4.1%). This rate does not include the effect of the Partnership’s interest rate swaps (see note 8) or fixed rate facilities.
In July 2018, the Partnership issued, in a U.S. private placement, $700.0 million of five-year senior unsecured bonds that mature in July 2023. The interest payments on the bonds are fixed at a rate of 8.50%. The bonds contain certain incurrence-based covenants. As at September 30, 2018, the carrying amount of the bonds was $700.0 million.

In February 2015, the Partnership issued $30.0 million in senior bonds that mature in July 2024 in a U.S. private placement. The interest payments on the bonds are fixed at a rate of 4.27%. The bonds are collateralized by a first-priority mortgage on the Dampier Spirit FSO unit, together with other related security, and are guaranteed by subsidiaries of the Partnership. The Partnership makes semi-annual repayments on the bonds and as at September 30, 2018, the carrying amount of the bonds was $18.8 million.

In September 2013 and November 2013, the Partnership issued, in a U.S. private placement, a total of $174.2 million of ten-year senior bonds that mature in January 2024 to finance the Bossa Nova Spirit and Sertanejo Spirit shuttle tankers. The bonds accrue interest at a fixed combined rate of 4.96%. The bonds are collateralized by first-priority mortgages on the two vessels to which the bonds relate, together with other related security, and are guaranteed by subsidiaries of the Partnership. The Partnership makes semi-annual repayments on the bonds and as at September 30, 2018, the carrying amount of the bonds was $131.1 million.

In August 2017, the Partnership's wholly-owned subsidiary Teekay Shuttle Tankers L.L.C. issued $250.0 million in senior unsecured bonds in the Norwegian bond market that mature in August 2022. These bonds are listed on the Oslo Stock Exchange. As at September 30, 2018, the carrying amount of the bonds was $250.0 million. The interest payments on the bonds are fixed at a rate of 7.125%.

In May 2014, the Partnership issued $300.0 million in five-year senior unsecured bonds that mature in July 2019 in the U.S. bond market. In July 2018, the Partnership completed a tender offer for these bonds, in which an aggregate principal amount of $225.2 million was repurchased by the Partnership for an aggregate purchase price of $230.8 million. As at September 30, 2018, the carrying amount of the remaining bonds was $74.8 million. The bonds are listed on the New York Stock Exchange. The interest payments on the bonds are fixed at a rate of 6.00%.

As at September 30, 2018, the Partnership had Norwegian Kroner (or NOK) 86 million (December 31, 2017 - NOK 1,000 million) outstanding in senior unsecured bonds that mature in January 2019 listed on the Oslo Stock Exchange. In July 2018, the Partnership completed a tender offer for these bonds, in which an aggregate principal amount of NOK 914 million was repurchased by the Partnership for an aggregate purchase price of NOK 932.2 million. As at September 30, 2018, the carrying amount of the remaining bonds was $10.5 million. The interest payments on the bonds are based on NIBOR plus a margin of 4.25%. The Partnership has entered into cross currency swaps to swap interest and principal payments into U.S. Dollars, with the interest payments fixed at a rate of 7.45%, and the transfer of the principal amount fixed at $15.4 million upon maturity in exchange for NOK 95 million (see note 8).

In connection with the repurchases of $225.2 million of five-year senior unsecured bonds and NOK 914 million of senior unsecured bonds, as well as the repayment of the Brookfield Promissory Note (see note 7(h)), the Partnership recognized losses on debt repurchases of $55.5 million during the three and nine months ended September 30, 2018. The losses on debt repurchases are comprised of an acceleration of non-cash accretion expense of $31.5 million resulting from the difference between the $200.0 million settlement amount of the Brookfield Promissory Note at its par value and its carrying value of $168.5 million and an associated early termination fee of $12.0 million paid to Brookfield, as well as 2.0% - 2.5% premiums on the repurchases of the bonds and the write-off of capitalized loan costs.

The aggregate annual long-term debt principal repayments required to be made subsequent to September 30, 2018 are $115.2 million (remainder of 2018), $536.8 million (2019), $349.0 million (2020), $303.0 million (2021), $596.3 million (2022), and $1,337.5 million (thereafter).

Certain of the Partnership’s revolving credit facilities, term loans and bonds contain covenants, debt-service coverage ratio (or DSCR) requirements and other restrictions typical of debt financing secured by vessels that restrict the ship-owning subsidiaries from, among other things: incurring or guaranteeing indebtedness; changing ownership or structure, including mergers, consolidations, liquidations and dissolutions; paying dividends or distributions if the Partnership is in default or does not meet minimum DSCR requirements; making capital expenditures in excess of specified levels; making certain negative pledges and granting certain liens; selling, transferring, assigning or conveying assets; making certain loans and investments; or entering into a new line of business. Obligations under the Partnership’s credit facilities are secured by certain vessels, and if the Partnership is unable to repay debt under the credit facilities, the lenders could seek to foreclose on those assets. The Partnership has one revolving credit facility and seven term loans that require the Partnership to maintain vessel values to drawn principal balance ratios of a minimum range of 100% to 125%. Such requirement is assessed either on a semi-annual or annual basis, with reference to vessel valuations compiled by one or more agreed upon third parties. Should the ratio drop below the required amount, the lender may request the Partnership to either prepay a portion of the loan in the amount of the shortfall or provide additional collateral in the amount of the shortfall, at the Partnership's option. As at September 30, 2018, these hull covenant ratios were estimated to range from 120% to 414% and the Partnership was in compliance with the minimum ratios required. The vessel values used in calculating these ratios are the appraised values provided by third parties where available, or prepared by the Partnership based on second-hand sale and purchase market data. Changes in the shuttle tanker, towing and offshore installation, UMS or FPSO markets could negatively affect these ratios.

Please refer to Item 2 - Management’s Discussion and Analysis of Financial Condition and Results of Operations - Liquidity and Capital Resources - Liquidity and Cash Needs for a description of certain covenants contained in the Partnership’s credit facilities and loan agreements. As at September 30, 2018, the Partnership was in compliance with all covenants related to the credit facilities and consolidated long-term debt.